THE HARTFORD MUTUAL FUNDS, INC.

On behalf of Hartford Multi-Asset Income Fund and The Hartford MidCap Value Fund (each a “Fund” and collectively, the “Funds”), each a series of The Hartford Mutual Funds, Inc., and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“Securities Act”), attached for filing are exhibits containing information in interactive data format, which reflects the risk/return summary information for each of these Funds in prospectus dated March 1, 2019, as restated May 1, 2019 for each of these Funds.  The prospectus was filed with the U.S. Securities and Exchange Commission on May 1, 2019 pursuant to Rule 497(e) under the Securities Act (Accession No. 0001144204-19-022731).

EXHIBIT INDEX

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document